Real Estate Business Park Acquisitions - Intangible asset amortization Transit Business Park (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Jun. 20, 2013
Below market leases initial values						$ 220	$ 220
Transit Forecasted amortization
In-place Leases	$ 17	$ 43	$ 43	$ 43	$ 44
Above Market Leases	$ 3	$ 4	$ 4	$ 4	$ 4
Transit Business Park
In-place leases initial value									$ 806
Above market leases initial value									48
Below market leases initial values									$ 156
In-place Leases						44	63	$ 369
Above Market Leases						4	4	12
Below Market Leases						$ 9	$ 37	$ 86